Intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
14. Intangible assets
The following table presents a breakdown for intangible assets.

(€ thousands)	Goodwill	Brand	Concessions, licenses, trademarks and patents	Other intangible assets	Intangible assets in progress	Total
Historical cost at January 1, 2024	256,270	162,832	143,921	170,040	106	733,169
Additions	—	—	2,224	25,901	373	28,498
Disposals	—	—	(2,802)	(711)	—	(3,513)
Business combinations	8,280	—	—	—	—	8,280
Exchange differences	11,080	10,360	6,463	1,755	1	29,659
Other movements and reclassifications	—	—	3,518	(1,751)	(226)	1,541
Balance at December 31, 2024	275,630	173,192	153,324	195,234	254	797,634
Additions	—	—	1,454	22,128	828	24,410
Disposals	—	—	(85)	(1,316)	—	(1,401)
Exchange differences	(28,396)	(20,061)	(12,688)	(3,556)	(7)	(64,708)
Other movements and reclassifications	—	—	90	172	(251)	11
Balance at December 31, 2025	247,234	153,131	142,095	212,662	824	755,946

Accumulated amortization at January 1, 2024	—	—	(41,348)	(119,547)	—	(160,895)
Amortization	—	—	(5,466)	(16,686)	—	(22,152)
Impairment	—	—	—	(58)	—	(58)
Disposals	—	—	3,029	692	—	3,721
Exchange differences	—	—	(425)	(1,502)	—	(1,927)
Other movements and reclassifications	—	—	(3,057)	1,097	—	(1,960)
Balance at December 31, 2024	—	—	(47,267)	(136,004)	—	(183,271)
Amortization	—	—	(5,053)	(19,264)	—	(24,317)
Impairment	—	—	—	(72)	—	(72)
Disposals	—	—	85	1,218	—	1,303
Exchange differences	—	—	1,141	3,098	—	4,239
Other movements and reclassifications	—	—	(29)	287	—	258
Balance at December 31, 2025	—	—	(51,123)	(150,737)	—	(201,860)

Carrying amount at:
January 1, 2024	256,270	162,832	102,573	50,493	106	572,274
December 31, 2024	275,630	173,192	106,057	59,230	254	614,363
December 31, 2025	247,234	153,131	90,972	61,925	824	554,086

Goodwill and brands with an indefinite useful life
The Group’s goodwill and brands with an indefinite useful life are allocated to the following operating segments.

	At December 31,
(€ thousands)	2025	2024
Zegna segment	32,588	33,344
Thom Browne segment	367,777	415,478
Total goodwill and brands with an indefinite useful life	400,365	448,822
In 2024, the Group recognized goodwill of €8,280 thousand in relation to the acquisition of the ZEGNA business in South Korea. For additional information, see Note 39 — Business combinations.
In accordance with IAS 36, goodwill and brands with an indefinite useful life are not amortized and are tested for impairment annually, or more frequently if facts or circumstances indicate that the asset may be impaired. Goodwill and brands with an indefinite useful life are allocated to each of the Group’s CGUs (or groups of CGUs) and the recoverable amount of all CGUs and groups of CGUs is based on a value in use calculation, which uses cash flow projections based on the last approved budget forecast calculations, which are prepared separately for each CGU. These budget and forecast calculations generally cover a period of at least three years. A long-term growth rate is calculated and applied to project future cash flows after the initial forecast period. In assessing value in use, the estimated future cash flows are discounted to their present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
The main assumptions applied by management to calculate the recoverable amount of goodwill and brands with an indefinite useful life for the impairment test are described below and presented in the subsequent tables.
•Discount rate (WACC): The rate used to discount cash flows was calculated using the post-tax weighted average cost of capital (“WACC”) rate. The WACC rate was calculated for each CGU and group of CGUs subject to impairment, considering the parameters specific to the geographical areas of the CGUs: market risk premium and sovereign bond yield. The WACC rate used ranged between 8.68% and 9.46% for the 2025 impairment test and between 8.75% and 9.46% for the 2024 test;
•EBITDA for the forecast period: The EBITDA compound annual growth rate (CAGR) applied by management to calculate the expected future cash flows. See tables below for the EBITDA assumptions utilized to calculate the expected future cash flows, and
•Terminal value growth rate (growth rate used to extrapolate cash flows beyond the forecast period): Determined using the perpetuity method at a long-term growth rate which represents the present value of all expected future cash flows at the last year of projection. The growth rate used to calculate the terminal value was 3.00% for the Zegna segment and ranged between 2.75% and 3.00% for the Thom Browne segment, and was determined according to the diverging inflation and GDP outlook in the related geographical areas.
Impairment test results and sensitivity analysis
The following tables present the results of the impairment tests, as well as sensitivity analyses performed to verify whether reasonably possible changes in the main assumptions used to determine the recoverable amounts would significantly affect the results of the impairment tests for those CGUs that have significant goodwill and brands with an indefinite useful life allocated to them.

2025
		Existing assumptions			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	WACC (%)	EBITDA CAGR (%) vs. 2025	Growth rate (%)	WACC +100 bps	EBITDA -500 bps	Growth rate -50 bps
CGU Thom Browne group	110	8.68%	+50.3%	2.75%	54	55	60
CGU Thom Browne Korea Ltd.	25	8.72%	+42.9%	3.00%	21	20	22
CGU Ermenegildo Zegna Korea Co.Ltd.	1	8.72%	+31.2%	3.00%	—	(1)	—
CGU Gruppo Dondi S.p.A.	29	9.46%	+7.9%	3.00%	25	25	25
CGU Bonotto S.p.A.	14	9.46%	+7.0%	3.00%	12	12	12
CGU In.Co. S.p.A.	40	9.46%	+41.1%	3.00%	23	25	25
CGU Tessitura Ubertino S.r.l.	28	9.46%	+10.6%	3.00%	25	26	26

2024
		Existing assumptions			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	WACC (%)	EBITDA CAGR (%) vs. 2024	Growth rate (%)	WACC +100 bps	EBITDA -500 bps	Growth rate -50 bps
CGU Thom Browne group	396	8.75%	+31.5%	2.75%	247	325	325
CGU Thom Browne Korea Ltd.	30	9.01%	+28.7%	3.00%	21	26	26
CGU Ermenegildo Zegna Korea Co.Ltd.	5	9.01%	+52.5%	3.00%	3	3	4
CGU Gruppo Dondi S.p.A.	49	9.46%	+17.0%	3.00%	38	44	44
CGU Bonotto S.p.A.	19	9.46%	+9.1%	3.00%	13	16	16
CGU In.Co. S.p.A.	83	9.46%	+60.8%	3.00%	53	69	68
CGU Tessitura Ubertino S.r.l.	23	9.46%	+4.5%	3.00%	19	21	21
Based on the impairment tests performed, no impairment of goodwill or brands with an indefinite useful life was recognized.
TOM FORD FASHION license agreement

As part of the TFI Acquisition completed in April 2023, the Group became a long-term licensee for all TOM FORD men’s and women’s fashion, as well as accessories and underwear, fine jewelry, childrenswear, textile, and home design products. As a result, the Group recognized the fair value of the TOM FORD FASHION license agreement within intangible assets and property, plant and equipment for a total amount of €99,295 thousand at the acquisition date. The estimated useful life of the license agreement is 30 years. For additional information relating to the TFI Acquisition, see Note 39 — Business combinations.
As a result of slowing demand for luxury products in 2024 and 2025 due to challenging consumer confidence and conditions for the luxury sector, management performed an impairment test over the Tom Ford Fashion segment for 2024 and 2025.
The main assumptions applied by management to calculate the recoverable amount of the Tom Ford Fashion segment for the impairment test are described below and presented in the subsequent tables.
•Discount rate (WACC): The rate used to discount cash flows was calculated using the post-tax WACC rate. The WACC rate was calculated considering the parameters specific to the geographical areas: market risk premium and sovereign bond yield. The WACC rate used was 9.92% for the 2025 impairment test and 9.62% for the 2024 test;
•EBITDA for the forecast period: The EBITDA applied by management to calculate the expected future cash flows. See table below for the EBITDA assumptions utilized to calculate the expected future cash flows, and
•Terminal value growth rate (growth rate used to extrapolate cash flows for years eleven to thirty of the license agreement): Determined using the perpetuity method at a long-term growth rate which represents the present value of all expected future cash flows at the last year of projection. The growth rate used to calculate the terminal value was 3.00%, which was determined according to the diverging inflation and GDP outlook in the related geographical areas.
Impairment test results and sensitivity analysis
The following tables present the results of the impairment tests performed, as well as sensitivity analyses performed to verify whether reasonably possible changes in the main assumptions used to determine the recoverable amount of the Tom Ford Fashion segment would significantly affect the results of the impairment tests.

2025
		Existing assumptions			Sensitivity effects on impairment
(€ millions, except percentages and basis points)	Headroom	WACC (%)	EBITDA CAGR (%) vs. 2025	Growth rate (%)	WACC +100 bps	EBITDA -500 bps	Growth rate -50 bps
Tom Ford Fashion segment	53	9.92%	+47.3%	3.00%	9	12	44

2024
		Existing assumptions			Sensitivity effects on impairment
(€ millions, except percentages and basis points)	Headroom	WACC (%)	EBITDA CAGR (%) vs. 2024	Growth rate (%)	WACC +100 bps	EBITDA -500 bps	Growth rate -50 bps
Tom Ford Fashion segment	64	9.62%	+9.0%	3.00%	14	16	55

Based on the impairment tests performed, no impairment of the Tom Ford Fashion segment was recognized.